Leases (Details) - Schedule of Balance Sheet Information - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Operating Leases
Right-of-use assets, net	$ 628,181	$ 2,517,559
Current liabilities	227,753	(418,619)
Non-current liabilities	397,067	(2,118,958)
Total operating lease liabilities	624,820
Finance Leases
Right-of-use assets	1,575,478
Current liabilities	773,385
Non-current liabilities	336,960
Total finance lease liabilities	$ 1,110,345	$ (1,727,653)
Weighted Average Remaining Lease Term
Operating leases	2 years	6 years 11 months 4 days
Finance leases	1 year 3 months 3 days	2 years
Weighted Average Discount Rate
Operating leases	3.00%	3.00%
Finance leases	3.00%	3.00%